Reverse Acquisition and Subsequent Sale of Entertainment (Schedule of identifiable assets and liabilities) (Details) - USD ($)	Feb. 06, 2019	Sep. 30, 2019	Jun. 30, 2019
Assets
Property and equipment, net		$ 57,473	$ 26,765
Inventory		429,542	648,715
Total Assets		6,363,356	1,962,332
Liabilities
Accounts payable		1,748,339	690,882
Accrued expenses		863,119	597,351
Total Liabilities		$ 8,765,284	$ 6,572,214
Entertainment [Member]
Assets
Cash	$ 36,290
Property and equipment, net	4,006,426
Receivables	4,500
Inventory	5,610
Other assets	1,522,714
Total Assets	5,575,540
Liabilities
Accounts payable	22,424
Debt	5,393,620
Accrued expenses	127,484
Total Liabilities	5,543,528
Net Assets	32,012
Noncash consideration for net assets of Entertainment	92,700
Gain on Sale	$ 60,688